Goodwill and Intangible Assets, Net	9 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net
Changes in goodwill for the nine months ended March 31, 2015 were as follows:

	Automotive Retail North America	Automotive Retail International	Digital Marketing	Total
Balance as of June 30, 2014	$400.1	$454.7	$376.1	$1,230.9
Currency translation adjustments	(3.4)	(58.4)	—	(61.8)
Balance as of March 31, 2015	$396.7	$396.3	$376.1	$1,169.1

Components of intangible assets, net were as follows:

	March 31,			June 30,
	2015			2014
	Original Cost	Accumulated Amortization	Intangible Assets, net	Original Cost	Accumulated Amortization	Intangible Assets, net
Software	$110.3	$(94.0)	$16.3	$103.9	$(87.4)	$16.5
Client lists	215.0	(131.4)	83.6	222.1	(124.5)	97.6
Trademarks	27.0	(23.8)	3.2	27.1	(7.4)	19.7
Other intangibles	2.4	(2.4)	—	6.0	(6.0)	—
	$354.7	$(251.6)	$103.1	$359.1	$(225.3)	$133.8

In October 2014 following the Company's separation from ADP, the Company evaluated its branding strategy and the trademark names under which each of its businesses will operate. The Company determined that the Cobalt trademark used by the Digital Marketing segment will no longer be used. Therefore, the Company revised the estimated useful life assigned to the Cobalt trademark. The Company recognized accelerated amortization on the trademark of $15.6 million in cost of revenues during the nine months ended March 31, 2015. The effect of this change in estimate on both basic and diluted earnings per share, net of the related tax effect, was $0.06 for the nine months ended March 31, 2015.
Other intangibles consist primarily of purchased rights, covenants, and patents (acquired directly or through acquisitions). All of the intangible assets have finite lives and, as such, are subject to amortization. The weighted average remaining useful life of intangible assets is 6 years (3 years for software and software licenses, 7 years for customer contracts and lists, and 10 years for trademarks). Amortization of intangible assets was $7.0 million and $7.1 million for the three months ended March 31, 2015 and 2014, respectively, and $37.5 million and $21.5 million for the nine months ended March 31, 2015 and 2014, respectively.
Estimated amortization expenses of the Company's existing intangible assets as of March 31, 2015 were as follows:

Amount
Three months ending June 30, 2015	$7.2
Twelve months ending June 30, 2016	24.4
Twelve months ending June 30, 2017	18.6
Twelve months ending June 30, 2018	15.2
Twelve months ending June 30, 2019	9.0
Twelve months ending June 30, 2020	7.8
Thereafter	20.9
$103.1